Long-term debt and other financing arrangements (Details) (USD $)	0 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended				0 Months Ended		9 Months Ended	12 Months Ended	0 Months Ended	2 Months Ended		0 Months Ended					0 Months Ended	9 Months Ended	0 Months Ended										12 Months Ended							9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Jul. 02, 2014	May 06, 2014	May 15, 2012	May 16, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	May 06, 2014 Warrant one	May 06, 2014 Warrant two	May 06, 2014 Maximum	May 06, 2014 Minimum	Sep. 30, 2014 John Rochon, Jr. Richmont Street LLC	Dec. 31, 2013 John Rochon, Jr. Richmont Street LLC	Jul. 31, 2014 TLC Sale Leaseback Agreement CFI item	Sep. 30, 2014 TLC Sale Leaseback Agreement CFI	Dec. 31, 2013 Convertible notes three	Jun. 17, 2013 Convertible notes three RCP V	Dec. 12, 2012 Convertible notes three RCP V	Sep. 30, 2014 Convertible notes three RCP V	Dec. 31, 2013 Convertible notes three RCP V	Dec. 31, 2012 Convertible notes three RCP V	Jun. 17, 2013 Convertible notes three RCP V Maximum	Sep. 30, 2014 Convertible notes three RCP V Maximum	Mar. 14, 2013 Promissory Note TLC	Sep. 30, 2014 Promissory Note TLC	Dec. 31, 2013 Promissory Note TLC	Dec. 31, 2012 Promissory Note TLC	Jun. 27, 2014 Promissory Note TLC Tamala L. Longaberger	Sep. 30, 2014 Promissory Note AEI	Dec. 31, 2013 Promissory Note AEI	Oct. 22, 2013 Promissory Note AEI	Dec. 31, 2013 Term loan - Key Bank	Oct. 23, 2012 Term loan - Key Bank	Dec. 31, 2013 Term loan - Key Bank Key Bank's prime rate	Dec. 31, 2013 Term loan - Key Bank LIBOR	Dec. 31, 2013 Other, equipment notes	Sep. 30, 2014 Lines of Credit - Key Bank	Dec. 31, 2013 Lines of Credit - Key Bank	Sep. 30, 2014 Lines of Credit - Key Bank Maximum	Dec. 31, 2013 Lines of Credit - Key Bank Maximum	Sep. 30, 2014 Lines of Credit - Key Bank Key Bank's prime rate	Dec. 31, 2013 Lines of Credit - Key Bank Key Bank's prime rate	Sep. 30, 2014 Lines of Credit - Key Bank LIBOR	Dec. 31, 2013 Lines of Credit - Key Bank LIBOR	Sep. 30, 2014 Lines of Credit - UBS Margin Loan	Dec. 31, 2013 Lines of Credit - UBS Margin Loan
Convertible Notes Payable and Loans Payable
Total debt					$ 26,373,516		$ 26,373,516		$ 26,723,396	$ 20,041,644									$ 20,881,096			$ 21,489,767	$ 20,881,096	$ 20,041,644				$ 3,464,638	$ 3,734,695			$ 1,419,111	$ 1,649,880		$ 427,481				$ 30,244
Less current maturities					698,363		698,363		1,128,674
Long-term debt					25,675,153		25,675,153		25,594,722	20,041,644
Interest rate of convertible agreements (as a percent)																					4.00%	4.00%	4.00%				2.63%	2.63%	2.63%			5.00%	5.00%		7.70%
Notes issued by the Company																					20,000,000
Principal amount																					20,000,000						4,000,000		4,000,000	4,000,000	42,000			1,700,000		6,500,000
Annual principal payments																					1,333,333
Period from the Issuance Date after which debt can be prepaid																				10 days	380 days
Number of common stock issuable on conversion (in shares)																									3,200,000	3,200,000
Conversion price (in dollars per share)																				$ 6.60
Ownership percentage															100.00%	100.00%
Term of debt																											10 years
Available borrowings																																										12,000,000	12,000,000
Basis of interest rate																																					Key Bank's prime rate	LIBOR						Key Bank's prime rate	Key Bank's prime rate	LIBOR	LIBOR
Interest rate (as a percent)																																					5.75%	7.50%						1.75%	1.75%	3.50%	3.50%
Interest rate (as a percent)																															10.00%									3.94%	3.94%							1.65%	1.67%
Line of credit outstanding balance																																								0	8,067,573							933,060	1,663,534
Number of buildings sold																	3
Useful lives used for depreciation																	15 years
Amortization period of interest																	15 years
Interest expense					712,997	411,718	1,192,375	1,015,766	1,609,313	42,673								371,935
Depreciation					646,465	499,812	1,667,619	1,265,049	1,799,993	1,042								175,556
Gain on sale of assets					633,133		1,040,045	(15,646)	(9,027)									28,032
Number of shares into which warrants are exercisable	50,000		1	1							12,500	6,250
Exercisable term of warrants			2 years	2 years									1 year	75 days
Exercise price of warrants (in dollars per share)	$ 12.80	$ 11.00	$ 10.00	$ 10.00
Period of average closing price of common stock preceding the issuance		10 days
Fair value of warrants issued		$ 116,000
Period of consulting agreement	2 years
Warrant exercisable term commencing 720 days after issuance	10 days
Specified period after issuance used to calculate exercisable term	720 days
Expense recognized related to warrants							0